Related Party Transactions - Schedule of Interest Expense and Other Payables –Interest Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Interest Expense and Other Payables –Interest Payable [Line Items]
Interest expense and other payables –interest payable	$ 97,053	$ 44,808
Yi Chuan-Lin [Member]
Schedule of Interest Expense and Other Payables –Interest Payable [Line Items]
Interest expense and other payables –interest payable	74,193	42,193
Tzu-Wei Chung [Member]
Schedule of Interest Expense and Other Payables –Interest Payable [Line Items]
Interest expense and other payables –interest payable	10,463	728
Yu-Ling Yang [Member]
Schedule of Interest Expense and Other Payables –Interest Payable [Line Items]
Interest expense and other payables –interest payable	5,065	1,887
Hsiu Ling-Hsu [Member]
Schedule of Interest Expense and Other Payables –Interest Payable [Line Items]
Interest expense and other payables –interest payable	6,574
Chih Wei-Lee [Member]
Schedule of Interest Expense and Other Payables –Interest Payable [Line Items]
Interest expense and other payables –interest payable	758
Related Parties [Member]
Schedule of Interest Expense and Other Payables –Interest Payable [Line Items]
Principal and interest of loans from related parties	$ 1,572,459	$ 841,270